Debt issued measured at amortized cost (Detail) - USD ($) $ in Millions	3 Months Ended
	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023
Disclosure Of Financial Liabilities [Line Items]
Short-term debt	$ 34,944	$ 32,485	$ 38,530
Senior unsecured debt	143,832	143,540	147,547
of which: contributes to total loss-absorbing capacity (TLAC)	100,765	98,973	101,939
of which: issued by UBS AG standalone with original maturity greater than one year	38,938	16,069	18,446
of which: issued by Credit Suisse AG with original maturity greater than one year		22,529	24,609
Covered bonds	8,524	6,498	5,214
Subordinated debt	14,350	16,446	17,644
of which: eligible as high-trigger loss-absorbing additional tier 1 capital instruments	12,400	12,021	10,744
of which: eligible as low-trigger loss-absorbing additional tier 1 capital instruments	1,225	1,217	1,214
of which: eligible as non-Basel III-compliant tier 2 capital instruments	536	537	538
Debt issued through the Swiss central mortgage institutions	26,011	25,669	27,377
Other long-term debt	1,563	1,613	1,506
Long-term debt	194,279	193,766	199,288
Total debt issued measured at amortized cost	$ 229,223	$ 226,251	$ 237,817
Unsecured portion of total debt issued measured at amortized cost	100.00%
Secured portion of Covered bonds	100.00%
Secured portion of Debt issued through the Swiss central mortgage institutions	100.00%
Secured portion of Other long-term debt	92.00%